ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2024
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Schedule of accrued expenses and other current liabilities

	December 31,
	2024	2023
	U.S. dollars in thousands
Accrued expenses	2,698	3,765
Payable in respect to the Global Termination Agreement (see note 15(6)(b))	6,693	-
Employees and related liabilities	510	727
Government institutions	92	100
	9,993	4,592